LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Borrowings For Support To Working Capital Structure 4, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 729,858
Borrowings For Support To Working Capital Structure 5, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	583,638
Issuance Of Debentures, Settlement Of BNDES Contracts, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	333,638
Borrowings for UHE Simplicio, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	203,838
Release Wind Complex - Environment II
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	205,078
Borrowings For Miscellaneous AmGT, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	194,647
Borrowings For Support To Working Capital Structure 3, Guaranteed By Eletrobra
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	140,724
Borrowings For Investment Plan 2012 - 2014, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	113,230
Borrowings For Corporate Transmission Projects, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	112,830
Borrowings For Eolicas Casa Nova II e III, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	129,139
Borrowings For Corporate Transmission Projects, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	115,202
Borrowings For UHE Maua, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	111,586
Borrowings For UHE Sao Domingos, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	77,536
Borrowings For UHE Passo De Sao Joao, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	43,560
Borrowings For UHE Batalha, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	39,715
Borrowings For UHE Baguari, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	11,381
Santo Antnio Energia S.A. | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	5,512,526
Santo Antnio Energia S.A. | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	433,894
Santo Antnio Energia S.A. | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, Three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	292,212
Teles Pires Participaes | Borrowings For UHE Teles Pires, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,604,112
Teles Pires Participaes | Borrowings For UHE Teles Pires, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	439,398
Furnas | Issuance Of Debentures, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,017,764
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,045,090
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,044,830
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	522,545
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Four
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	522,415
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Five
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	521,651
Furnas | Issuance Of Debentures, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	152,396
Belo Monte Transmissora de Energia SPE S.A | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	603,127
CGT Eletrosul | Issuance Of Debentures, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	259,621
CGT Eletrosul | Issuance Of Debentures, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	228,803
Chesf | Borrowings For Corporate Projects, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	162,324
Chesf | Borrowings For Corporate Projects, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	35,740
Linha Verde Transmissora de Energia S.A. | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	133,144
Transmissora Sul Litoranea de Energia S.A. - TSLE | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	114,545
Transmissora Delmiro Gouveia | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	92,914
Transmissora Delmiro Gouveia | Borrowings Of Subsidiaries, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	43,518
RS Energia | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	11,505
RS Energia | Borrowings Of Subsidiaries, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	6,194
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 17,945,868